Income Tax (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax [Line Items]
Assessable profits	$ 2,000,000
Unrecognized tax loss		$ 1,788,429
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate	8.25%
Top Wealth Group (International) Limited [Member]
Income Tax [Line Items]
Tax rate on assessable profits	16.50%